LAW OFFICES
BALLARD SPAHR ANDREWS & INGERSOLL                                  BALTIMORE, MD
1735 MARKET STREET, 51ST FLOOR                                        CAMDEN, NJ
PHILADELPHIA, PENNSYLVANIA 19103-7599                                 DENVER, CO
215-665-8500                                                      HARRISBURG, PA
FAX: 215-864-8999                                             SALT LAKE CITY, UT
LAWYERS@BALLARDSPHAR.COM                                          WASHINGTON, DC

DONNA D. BRYEN
DIRECT DIAL: (215) 864-8662


                                                               December 19, 1996


VIA EDGAR

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC 20549

     Re: The RBB Fund Inc. on behalf of the Boston Partners Large Cap Value Fund (Investor Shares), Boston Partners Large Cap Value Fund (Advisor Shares), and Boston Partners Large Cap Value Fund (Institutional Shares) pursuant to Rule 497(j) of the Securities Act of 1933. Securities Act No. 33-20827 Investment Company Act. No. 811-5518 CIK No. 831114


Dear Sir/Madam:

     On behalf of The RBB Fund, Inc. (the "Fund"), we hereby certify pursuant to 497(j) of the Securities Act of 1933 that the form of Prospectus and Statement of Additional Information for the Boston Partners Large Cap Value Fund (Investor Shares), Boston Partners Large Cap Value Fund (Advisor Shares) and Boston Partners Large Cap Value Fund (Institutional Shares) that would have been filed under paragraph (c) of this Section does not differ from that text contained in the most recent Post-Effective Amendment No. 41 to Registration Statement on Form N-1A as filed electronically on November 27, 1996.

                                        Very truly yours,

                                        /S/Donna D. Bryen
                                        Donna D. Bryen
                                        Legal Assistant


DDB:kmr
cc:  Rene Romain, Esquire
     John N. Ake, Esquire